Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan [Abstract]
Eligible compensation percentage	100.00%
Total contributions	$ 1.6	$ 1.9	$ 1.7
Percentage of contribution vested	100.00%